Schedule of deposits, prepaid expenses and other assets (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to suppliers	$ 490,637	$ 664,911	$ 304,821
Deposits	50,994	69,107	31,403
Prepaid expenses	63,219	85,675	111,753
Other receivables	144,086	195,265	148,174
Deposits prepaid expenses and other current assets	$ 748,936	$ 1,014,958	$ 596,151